UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04451

Legg Mason Capital Management Special Investment Trust, Inc.

Name of Fund:

55 Water Street

New York, NY 10041

Fund Address:

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Item 1.	Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT

SPECIAL INVESTMENT TRUST, INC.

FORM N-Q

JULY 31, 2010

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST, INC.

Schedule of investments (unaudited)

July 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 8.7%
Diversified Consumer Services - 2.1%
Career Education Corp.	1,022,700	$24,984,561	*

Hotels, Restaurants & Leisure - 1.3%
Burger King Holdings Inc.	900,000	15,552,000

Household Durables - 1.9%
Lennar Corp., Class A Shares	1,500,000	22,155,000

Internet & Catalog Retail - 1.5%
Expedia Inc.	800,000	18,144,000

Multiline Retail - 1.9%
J.C. Penney Co. Inc.	900,000	22,167,000

TOTAL CONSUMER DISCRETIONARY		103,002,561

CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 2.1%
Safeway Inc.	1,200,000	24,648,000

Household Products - 2.1%
Energizer Holdings, Inc.	400,000	24,608,000	*

TOTAL CONSUMER STAPLES		49,256,000

ENERGY - 4.8%
Energy Equipment & Services - 3.1%
Exterran Holdings Inc.	800,000	21,336,000	*
Transocean Ltd.	325,000	15,018,250	*

Total Energy Equipment & Services		36,354,250

Oil, Gas & Consumable Fuels - 1.7%
CONSOL Energy Inc.	550,000	20,614,000

TOTAL ENERGY		56,968,250

FINANCIALS - 28.6%
Capital Markets - 2.2%
Fortress Investment Group LLC, Class A Shares	5,300,000	18,656,000	*
Penson Worldwide Inc.	1,272,000	6,843,360	*

Total Capital Markets		25,499,360

Commercial Banks - 8.8%
First Interstate BancSystem Inc., Class A Shares	900,000	11,970,000	(a)
First Southern Bancorp Inc., Class B Shares	263,250	5,554,575	*(b)(c)
KeyCorp	3,200,000	27,072,000
PrivateBancorp Inc.	1,200,000	14,844,000
Synovus Financial Corp.	11,000,000	28,820,000
Western Alliance Bancorp	2,100,000	15,267,000	*

Total Commercial Banks		103,527,575

Consumer Finance - 1.4%
Capital One Financial Corp.	400,000	16,932,000

Diversified Financial Services - 3.3%
KKR Financial Holdings LLC	5,000,000	39,550,000

Insurance - 9.3%
Allied World Assurance Holdings Ltd.	425,000	21,173,500
Assured Guaranty Ltd.	3,000,000	47,100,000	(e)
Genworth Financial Inc., Class A Shares	2,000,000	27,160,000	*
Syncora Holdings Ltd.	4,202,041	714,347	*(a)
XL Group PLC	800,000	14,184,000

Total Insurance		110,331,847

Real Estate Investment Trusts (REITs) - 1.0%
Pennymac Mortgage Investment Trust	700,000	11,585,000	*

Thrifts & Mortgage Finance - 2.6%
People’s United Financial Inc.	1,500,000	20,760,000
Radian Group Inc.	1,100,000	9,460,000

Total Thrifts & Mortgage Finance		30,220,000

TOTAL FINANCIALS		337,645,782

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST, INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
HEALTH CARE - 16.0%
Biotechnology - 5.4%
Alkermes Inc.	2,000,000	$25,800,000	*
Biogen Idec Inc.	400,000	22,352,000	*
Human Genome Sciences Inc.	600,000	15,564,000	*

Total Biotechnology		63,716,000

Health Care Equipment & Supplies - 6.3%
Boston Scientific Corp.	4,600,000	25,760,000	*
Gen-Probe Inc.	500,000	22,485,000	*
Stryker Corp.	550,000	25,613,500

Total Health Care Equipment & Supplies		73,858,500

Health Care Providers & Services - 2.1%
WellPoint Inc.	500,000	25,360,000	*

Pharmaceuticals - 2.2%
Forest Laboratories Inc.	950,000	26,362,500	*

TOTAL HEALTH CARE		189,297,000

INDUSTRIALS - 11.5%
Airlines - 5.6%
Continental Airlines Inc., Class B Shares	2,000,000	50,040,000	*
Delta Air Lines Inc.	1,400,000	16,632,000	*

Total Airlines		66,672,000

Commercial Services & Supplies - 1.9%
Copart Inc.	600,000	21,864,000	*

Construction & Engineering - 1.4%
Quanta Services Inc.	750,000	16,110,000	*

Machinery - 1.1%
Snap-on Inc.	300,000	13,401,000

Professional Services - 1.5%
FTI Consulting Inc.	500,000	17,675,000	*

TOTAL INDUSTRIALS		135,722,000

INFORMATION TECHNOLOGY - 17.2%
Internet Software & Services - 4.6%
DealerTrack Holdings Inc.	85,050	1,327,630	*
eBay Inc.	1,400,000	29,274,000	*
Rackspace Hosting Inc.	1,250,000	23,375,000	*

Total Internet Software & Services		53,976,630

IT Services - 2.8%
Euronet Worldwide, Inc.	800,000	12,560,000	*
Paychex Inc.	800,000	20,792,000

Total IT Services		33,352,000

Semiconductors & Semiconductor Equipment - 5.3%
Integrated Device Technology Inc.	5,000,000	29,050,000	*
Micron Technology Inc.	3,100,000	22,568,000	*
ON Semiconductor Corp.	1,600,000	10,800,000	*

Total Semiconductors & Semiconductor Equipment		62,418,000

Software - 4.5%
MICROS Systems Inc.	600,000	21,468,000	*
Red Hat Inc.	1,000,000	32,150,000	*

Total Software		53,618,000

TOTAL INFORMATION TECHNOLOGY		203,364,630

MATERIALS - 1.9%
Chemicals - 1.9%
Nalco Holding Co.	900,000	21,951,000

TELECOMMUNICATION SERVICES - 3.3%
Wireless Telecommunication Services - 3.3%
NII Holdings Inc.	550,000	20,603,000	*
Sprint Nextel Corp.	4,000,000	18,280,000	*

TOTAL TELECOMMUNICATION SERVICES		38,883,000

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST, INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY			SHARES	VALUE
UTILITIES - 2.5%
Calpine Corp.			2,200,000	$29,700,000	*

TOTAL COMMON STOCKS (Cost - $944,585,211)				1,165,790,223

PREFERRED STOCKS - 1.2%
FINANCIALS - 0.1%
Commercial Banks - 0.1%
First Southern Bancorp Inc.			450	450,000	(b)(c)

HEALTH CARE - 1.1%
Health Care Equipment & Supplies - 0.4%
Super Dimension Ltd., Series D-1			256,650	2,823,150	(a)(b)(c)(d)
Super Dimension Ltd., Series D-2			209,986	2,309,846	(a)(b)(c)(d)

Total Health Care Equipment & Supplies				5,132,996

Pharmaceuticals - 0.7%
BG Medicine Inc., Series D			1,538,462	8,076,926	(a)(b)(c)(d)

TOTAL HEALTH CARE				13,209,922

TOTAL PREFERRED STOCKS (Cost - $20,450,012)				13,659,922

SECURITY	RATE		FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
BG Medicine Inc. (Cost - $250,000)	12.000%		$250,000	250,000	(a)(b)(d)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
BG Medicine Inc. (Cost - $0)		1/1/49	28,846	0	(a)(b)(c)(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $965,285,223)				1,179,700,145

SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Bank of America repurchase agreement dated 7/30/10; Proceeds at maturity - $1,007,157; (Fully collateralized by U.S. government agency obligations, 0.000% due 8/27/10; Market value - $1,029,855)	0.120%	8/2/10	1,007,147	1,007,147
Goldman Sachs & Co. repurchase agreement dated 7/30/10; Proceeds at maturity - $1,007,163; (Fully collateralized by U.S. government agency obligations, 1.250% due 5/3/12; Market value - $1,028,825)	0.190%	8/2/10	1,007,147	1,007,147

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,014,294)				2,014,294

TOTAL INVESTMENTS - 100.1% (Cost - $967,299,517#)				1,181,714,439
Liabilities in Excess of Other Assets - (0.1)%				(1,022,033)

TOTAL NET ASSETS - 100.0%				$1,180,692,406

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At July 31, 2010, the total market value of Affiliated Companies was $26,144,269, and the cost was $44,159,415.

(b)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).

(c)	Illiquid security.

(d)	Restricted Security.

(e)	All or a portion of this security is pledged to cover future purchase commitments at July 31, 2010.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Capital Management Special Investment Trust, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price provided by an independent pricing service that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount future estimated cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Financials	$332,091,207	—	$5,554,575	$337,645,782
Other common stocks	828,144,441	—	—	828,144,441
Preferred stocks	—	—	13,659,922	13,659,922
Convertible bonds & notes	—	—	250,000	250,000
Warrants	—	—	0	0

Total long-term investments	$1,160,235,648	—	$19,464,497	$1,179,700,145

Short-term investments†	—	$2,014,294	—	2,014,294

Total investments	$1,160,235,648	$2,014,294	$19,464,497	$1,181,714,439

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COMMON STOCKS	PREFERRED STOCKS	CONVERTIBLE BONDS & NOTES	WARRANTS	TOTAL
Balance as of October 31, 2009	—	$16,999,543	—	—	$16,999,543
Accrued premiums/discounts	—	—	—	—	—
Realized gain/(loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation) (1)		(3,789,621)	—	—	(3,789,621)
Net purchases (sales)	$5,554,575	450,000	$250,000	$0	6,254,575
Transfers in to Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of July 31, 2010	$5,554,575	$13,659,922	$250,000	$0	$19,464,497

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2010 (1)	—	$(3,789,621)	—	—	$(3,789,621)

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis.

3. Investments

At July 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$281,469,796
Gross unrealized depreciation	(67,054,874)

Net unrealized appreciation	$214,414,922

Notes to Schedule of Investments (unaudited) (continued)

4. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2010, the Fund did not invest in any derivative instruments.

5. Restricted Securities

The following Fund investments are restricted as to resale and are valued at fair values as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in absence of readily ascertainable market values.

Security	Number of Units/Shares/Interest	Acquisition Date(s)	Cost	Fair Value at 7/31/10	Value per Unit/Share	Percent of Net Assets	Distributions Received	Open Commitments
BG Medicine Inc., Series D	1,538,462	07/08	$10,000,003	$8,076,926	$5.25	0.68%	—	—
BG Medicine Inc., Convertible Demand Note	250,000	03/10	250,000	250,000	100.00	0.02%	—	$500,000	A
BG Medicine Inc., Warrants	28,846	03/10	0	0	—	0.00%	—	—
Super Dimension Ltd., Series D-1	256,650	10/08	5,500,010	2,823,150	11.00	0.24%	—	—
Super Dimension Ltd., Series D-2	209,986	10/08	4,500,000	2,309,846	11.00	0.20%	—	—

			$20,250,013	$13,459,922		1.14%	—	$500,000

A	In the normal course of operations, the Fund makes commitments to invest in business. At July 31, 2010, the Fund had open commitments of $500,000.

6. Transactions With Affiliated Companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended July 31, 2010:

	Affiliate Value at 10/31/09	Purchased		Sold		Dividend Income	Affiliate Value at 7/31/10	Realized Gain/(Loss)
		Cost	Shares/Par	Cost	Shares/Par
BG Medicine Inc., Series D	$10,000,003	—	—	—	—	—	$8,076,926	—
BG Medicine Inc., Convertible Demand Note A	—	$250,000	250,000	—	—	—	250,000	—
BG Medicine Inc., Warrants A	—	—	28,846	—	—	—	0	—
First Interstate BancSystem Inc., Class A Shares A	—	13,523,254	900,000	—	—	$132,300	11,970,000	—
Pennymac Mortgage Investment B	17,489,500	828,016	50,000	$6,000,000	300,000	—	—	$(1,181,603)
Super Dimension Ltd., Series D-1	3,849,750	—	—	—	—	—	2,823,150	—
Super Dimension Ltd., Series D-2	3,149,790	—	—	—	—	—	2,309,846	—
Syncora Holdings Ltd.	1,428,694	—	—	—	—	—	714,347	—

	$35,917,737	$14,601,270		$6,000,000		$132,300	$26,144,269	$(1,181,603)

A	At the beginning of the reporting period, this security did not have affiliate status because the Fund owned less than 5% of the company’s voting securities.

B	This security is no longer an affiliated company.

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3.	Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Capital Management Special Investment Trust, Inc.

By:	/S/ DAVID R. ODENATH
David R. Odenath
President

Date:	September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID R. ODENATH
David R. Odenath
President

Date:	September 27, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 27, 2010